Nature of Organization and Significant Accounting Policies (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of Inventory
Raw materials	$ 137,084	$ 213,848
Work in process
Finished goods	5,346	4,469
Total Inventory	$ 142,430	$ 218,317